Property Plant and Equipment - Additional Information (Detail) (Property Plant and Equipment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment
Component of Operating Other Cost and Expense [Line Items]
Depreciation of property, plant and equipment	$ 135	$ 145	$ 127